UNITED STATES                     OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION     OMB Number:    3235-0456
                       Washington, D.C. 20549           Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response ....1
                             FORM 24F-2
                  ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.



1.   Name and address of issuer:

                           Rockwood Fund, Inc.
                   11 Hanover Square, New York, NY 10005

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series orclasses): o

                             N/A

3.   Investment Company Act File Number:   811-04534


     Securities Act File Number:            33-2430


4(a) Last day of fiscal year for which this Form is filed:       10/31/97


4(b)     o Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c)     o Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                           $ 813,230
                                                                        --------

     (ii)     Aggregate price of securities redeemed
              or repurchased during the fiscal year:        $337,643
                                                             -------

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                            $   N/A

     (iv)     Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                                 -$337,643
                                                                         -------

     (v)      Net sales -- if Item 5(i) is  greater  than Item  5(iv)
              [subtract Item 5(iv) from Item 5(i)]:
                                                                       $ 475,587
                                                                        --------

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                            $( N/A )

     (vii)    Multiplier for determining registration
              fee (See Instruction C.9):                               X .000295
                                                                        --------

     (viii)   Registration  fee due [multiply  Item 5(v) by Item 5(vii)]  (enter
              "0" if no fee is due):                                   =$ 140.30
                                                                         -------


6.   Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___N/A _. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
           N/A  .

7.       Interest due -- if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):       +$  N/A

8. Total of the amount of the registration fee due plus any interest due[line 5(viii) plus line 7]:
                                                                       =$ 140.30
                                                                         -------

9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository:    12/30/97

            Method of Delivery:

                      X Wire Transfer

                      o Mail or other means

                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ Joseph Leung, Chief Accounting Officer
                                         Joseph Leung


Date    December 24, 1997

         *Please print the name and title of the signing officer below the signature.